Schedule of Asset Retirement Obligations (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	$ 216,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	145,029
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	96,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	(10,799)
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	70,971
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	48,634
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 9	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 10	205,201
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 11	216,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 12	$ 145,029